BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
		Apr. 07, 2015	Jan. 20, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Revenue				$ 9,700,296	$ 7,223,975	$ 7,877,449
Assets				12,122,566	8,322,870
Liabilities				6,269,795	3,156,277
Equity				5,852,771	5,166,593	$ 4,802,997	$ 5,634,703
Decrease through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent	[1],[2],[3]	$ 29,600
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Revenue				2,301,000	1,892,000
Profit (loss) from continuing operations attributable to non-controlling interests				337,000	251,000
Assets				2,820,000	2,415,000
Liabilities				874,000	607,000
Equity				$ 1,945,000	$ 1,807,000
Ferrasa S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest acquired			46.00%
Consideration paid (received)			$ 74,000
Ferrasa Panamá, S.A.
Disclosure of subsidiaries [line items]
Consideration paid (received)			$ 2,000
Proportion of ownership interest sold			54.00%

[1]	Corresponds to the acquisition on the non-controlling interest in Ternium Colombia S.A.S. (formerly Ferrasa S.A.S.). See note 2.b
[2]	Include mainly legal reserve under Luxembourg law for USD 200.5 million, undistributable reserves under Luxembourg law for USD 1.4 billion, hedge accounting reserve, net of tax effect, for USD (0.1) million and reserves related to the acquisition of non-controlling interest in subsidiaries for USD (88.5) million.
[3]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg